Note 8 - Share-based Payments - Warrant Assumptions (Details) - Warrants [member]	Jun. 30, 2026	Jun. 30, 2025
Expected term [member]
Statement Line Items [Line Items]
Unobservable input	10
Expected term [member] | Minimum [Member]
Statement Line Items [Line Items]
Unobservable input		5
Expected term [member] | Maximum [Member]
Statement Line Items [Line Items]
Unobservable input		7
Risk free interest rate [member]
Statement Line Items [Line Items]
Unobservable input	0.0427
Risk free interest rate [member] | Minimum [Member]
Statement Line Items [Line Items]
Unobservable input		0.0396
Risk free interest rate [member] | Maximum [Member]
Statement Line Items [Line Items]
Unobservable input		0.0409
Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Unobservable input	0.85	0.85
Share price [member]
Statement Line Items [Line Items]
Unobservable input	0.06	0.05